RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL

	2024	2023	2022

Payments to key management personnel:
Salaries, consulting and directors’ fees	$1,434,894	$1,443,601	$1,387,221
Share-based payments	224,370	713,514	2,126,970
Total	$1,659,264	$2,157,115	$3,514,191

SCHEDULE OF CLASSIFIED WITHIN PROFIT AND LOSS

Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:

		(in thousands)
Type of Service	Nature of Relationship	2024	2023	2022

Selling and marketing expenses	VP Technology/VP Sales International	$287	$313	$202
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$1,147	$1,131	$1,185